Business Combinations - Summary of Fair Value of Assets Acquired and Liabilities Assumed (Detail) - USD ($) $ in Thousands	Jul. 31, 2020	Jan. 31, 2020	Oct. 18, 2019	Jul. 08, 2019	Jan. 31, 2019
Business Acquisition [Line Items]
Goodwill	$ 56,527	$ 55,840			$ 0
Visible Equity, LLC
Business Acquisition [Line Items]
Cash and cash equivalents				$ 1,209
Accounts receivable				1,177
Other current and noncurrent assets				574
Intangible assets				25,500
Goodwill				46,584
Accounts payable, accrued expenses and other liabilities, current and noncurrent				(1,804)
Net assets acquired				$ 73,240
Fin Suite Pty Ltd
Business Acquisition [Line Items]
Cash and cash equivalents			$ 17
Accounts receivable			78
Other current and noncurrent assets			301
Intangible assets			2,376
Goodwill			9,405
Accounts payable, accrued expenses and other liabilities, current and noncurrent			(666)
Net assets acquired			$ 11,511